Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

FS Credit Real Estate Income Trust, Inc.

3025 JFK Boulevard, Suite 500

Philadelphia, PA 19104

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by FS Credit Real Estate Income Trust, Inc. (the “Company,” as the engaging party) and Wells Fargo Securities, LLC, Goldman Sachs & Co. LLC, Barclays Capital Inc., Citigroup Global Markets Inc., J.P. Morgan Securities LLC, Morgan Stanley & Co. LLC, Natixis Securities Americas LLC, Capital One Securities, Inc., and M&T Securities, Inc., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the FS Rialto 2026-FL11 Issuer, LLC securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 23 mortgage loans (the “Mortgage Loan Assets”) secured by 32 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of Mortgage Loan Assets and Mortgaged Properties (collectively the “Collateral”) as of the closing date of the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of February 9, 2026.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on January 13, 2026 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	FSRIAL 2026-FL11 Accounting Tape 01.13.2026 v2.xlsx (provided on January 13, 2026).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit, appraisal summary and/or a restricted appraisal document.
•	The phrase “Cash Management Agreement” refers to signed or draft cash management agreement and/or deposit and control account agreement.
•	The phrase “Cross Collateralization Agreement” refers to signed cross covllateralization agreement.
•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Ground Lease” refers to the signed or draft ground lease agreement, ground lease estoppel, ground lease abstract and/or assumptions or riders thereof.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement or environmental indemnity agreement.
•	The phrase “Insurance Binder” refers to a certificate of insurance and/or insurance risk analysis.
•	The phrase “Interest Rate Cap Agreement” refers to a signed or draft interest rate cap agreement, interest rate cap confirmation or a transaction summary document.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments, slip pages or exhibits thereof, a signed or draft promissory note, purchase and assignment agreements and/or other security agreements.
•	The phrase “Management Agreement” refers to signed management agreement and any amendments, assignments or assumptions thereof.
•	The phrase “Participation Agreement” refers to a signed or draft agreement that provides split of a mortgage loan into senior and junior participation interests and set forth the applicable terms governing such participation interests.
•	The phrase “Seismic Report” refers to a seismic assessment document or exhibit.
•	The phrase “Servicing Report” refers to a schedule dated as of January 5, 2026 of loan and escrow balances, provided on January 7, 2026.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

•	The phrase “Settlement Statement” refers to a borrower, title company and/or lender mortgage loan closing statement, as well as a funding statement in Excel, indicating the sources and uses of dispersed funds.
•	The phrase “Subordinate Debt Loan Agreement” refers to a signed mezzanine, junior or other subordinate loan agreement and promissory note.
•	The phrase “Title Policy” refers to a signed or proforma title policy.
•	The phrase “Underwriting File” refers to the electronic underwriting file consisting of historical and underwritten cash flow statements prepared by the Company’s underwriting team and underwritten rent roll.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From December 9, 2025 through January 13, 2026, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes listed in Exhibit C or, denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

January 13, 2026

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

Exhibit C – Additional Company Provided Attributes

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Loan File Review Procedures	EXHIBIT A

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Collateral Interest Number	None - Company Provided	None
2	Collateral Interest Type	None - Company Provided	None
3	Collateral Interest Status	None - Company Provided	None
4	Collateral Interest / Property Flag	None - Company Provided	None
5	# of Properties	Appraisal Report	None
6	Collateral Interest/Mortgaged Property Name	None - Company Provided	None
7	Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement, Cross Collateralization Agreement	None
8	Property Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	County	Appraisal Report	None
12	Zip Code	Appraisal Report	None
13	Year Built	Appraisal Report, Engineering Report	None
14	Year Renovated (1)	Appraisal Report, Engineering Report	None
15	Property Type	Appraisal Report	None
16	Specific Property Type	Appraisal Report	None
17	Number of Units	Underwriting File	None
18	Unit of Measure	Underwriting File	None
19	Occupancy (%)	Underwriting File	None
20	Occupancy Date	Underwriting File	None
21	Loan Purpose	Settlement Statement	None
22	Note Date	Loan Agreement	None
23	First Payment Date	Loan Agreement	None
24	Mortgage Loan Commitment Original Balance ($) (2)	Loan Agreement	None
25	Mortgage Loan Commitment Original Balance / Unit ($)	Recalculation	None
26	Mortgage Loan Initial Funded Amount ($) (2)	Loan Agreement	None
27	Mortgage Loan Initial Unfunded Future Funding Amount ($) (2)	Loan Agreement	None
28	Mortgage Loan Commitment Cut-off Date Balance ($)	Recalculation	None
29	Mortgage Loan Cut-off Date Balance ($)	Servicing Report, Loan Agreement, Settlement Statement	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
30	Mortgage Loan Cut-off Date Balance / Unit ($)	Recalculation	None
31	Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Servicing Report, Loan Agreement, Settlement Statement	None
32	Future Funding Advance Conditions	Loan Agreement	None
33	Mortgage Loan Balloon Balance ($)	Recalculation	None
34	Mortgage Loan Balloon Balance / Unit ($)	Recalculation	None
35	Mortgage Loan Annual Debt Service Payment (IO) ($)	Recalculation	None
36	Mortgage Loan Annual Debt Service Payment (P&I) ($)	Recalculation	None
37	Mortgage Loan Annual Debt Service Payment (Cap) ($)	Recalculation	None
38	Collateral Interest Cut-off Date Balance ($)	None - Company Provided	None
39	Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Recalculation	None
40	Aggregate Collateral Interest Cut-off Date Balance %	Recalculation	None
41	Collateral Interest Balloon Balance ($)	Recalculation	None
42	Collateral Interest Annual Debt Service Payment (IO) ($)	Recalculation	None
43	Collateral Interest Annual Debt Service Payment (P&I) ($)	Recalculation	None
44	Collateral Interest Annual Debt Service Payment (Cap) ($)	Recalculation	None
45	Pari Passu Funded Amount	Recalculation	None
46	Pari Passu Balance in Other Securitization	None - Company Provided	None
47	Junior Participation Cut-off Date Balance	None - Company Provided	None
48	Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Participation Agreement, Loan Agreement, Servicing Report	None
49	Junior Participation Balloon Payment ($)	Participation Agreement, Loan Agreement, Servicing Report	None
50	Rate Type	Loan Agreement	None
51	Index	Loan Agreement	None
52	Index Rate Assumption	None - Company Provided	None
53	Interest Accrual Basis	Loan Agreement	None
54	Accrual Period	Loan Agreement	None
55	Lookback Period	Loan Agreement	None
56	Rounding Factor	Loan Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
57	Time of Rounding (Before Spread, After Spread)	Loan Agreement	None
58	Rounding Direction	Loan Agreement	None
59	Mortgage Loan Margin	Loan Agreement	None
60	Collateral Interest Margin	Loan Agreement	None
61	Junior Participation Cut-off Date Margin	Participation Agreement, Loan Agreement	None
62	Mortgage Loan Index Floor	Loan Agreement	None
63	Mortgage Loan Index Cap Provider	Interest Rate Cap Agreement	None
64	Mortgage Loan Index Cap Notional Amount	Interest Rate Cap Agreement	None
65	Mortgage Loan Index Cap Termination Date	Interest Rate Cap Agreement	None
66	Mortgage Loan Index Cap	Interest Rate Cap Agreement	None
67	Mortgage Loan Margin Change (Y/N)	Loan Agreement	None
68	Mortgage Loan Margin Change Description	Loan Agreement	None
69	Mortgage Loan Cut-off Date Interest Rate	Recalculation	None
70	Mortgage Loan Rate Floor	Recalculation	None
71	Mortgage Loan Rate Cap	Recalculation	None
72	Collateral Interest Cut-off Date Interest Rate	Recalculation	None
73	Collateral Interest Rate Floor	Recalculation	None
74	Collateral Interest Rate Cap	Recalculation	None
75	Junior Participation Cut-off Date Interest Rate	Recalculation	None
76	Junior Participation Rate Floor	Recalculation	None
77	Junior Participation Rate Cap	Recalculation	None
78	Amortization Type During Initial Term	Loan Agreement	None
79	Initial IO Period	Loan Agreement	None
80	Initial IO Period (Remaining)	Recalculation	None
81	Original Loan Term (Initial)	Recalculation	None
82	Original Loan Term (Remaining)	Recalculation	None
83	ARD Loan (Y/N)	Loan Agreement	None
84	Initial Maturity Date or Anticipated Repayment Date	Loan Agreement	None
85	Seasoning (months)	Recalculation	None
86	Extension Options (Y/N)	Loan Agreement	None
87	Extension Options Description	Loan Agreement	None
88	Amortization Type During Extensions	Loan Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
89	Amortization Style	Loan Agreement	None
90	Amortization Rate	Loan Agreement	None
91	Amortization Basis	Loan Agreement	None
92	First Extension Period Requirements	Loan Agreement	None
93	First Extension Period (months)	Loan Agreement	None
94	First Extension Floor	Recalculation	None
95	First Extension Cap	Loan Agreement	None
96	First Extension Fee (%)	Loan Agreement	None
97	First Extension Fee	Recalculation	None
98	Second Extension Period Requirements	Loan Agreement	None
99	Second Extension Period (months)	Loan Agreement	None
100	Second Extension Floor	Recalculation	None
101	Second Extension Cap	Loan Agreement	None
102	Second Extension Fee (%)	Loan Agreement	None
103	Second Extension Fee	Recalculation	None
104	Third Extension Period Requirements	Loan Agreement	None
105	Third Extension Period (months)	Loan Agreement	None
106	Third Extension Floor	Recalculation	None
107	Third Extension Cap	Loan Agreement	None
108	Third Extension Fee (%)	Loan Agreement	None
109	Third Extension Fee	Recalculation	None
110	Fourth Extension Period Requirements	Loan Agreement	None
111	Fourth Extension Period (months)	Loan Agreement	None
112	Fourth Extension Floor	Recalculation	None
113	Fourth Extension Cap	Loan Agreement	None
114	Fourth Extension Fee (%)	Loan Agreement	None
115	Fourth Extension Fee	Recalculation	None
116	Exit Fee ($)	Recalculation	None
117	Exit Fee %	Loan Agreement	None
118	Exit Fee Balance	Loan Agreement	None
119	Fully Extended IO Period (Initial)	Loan Agreement	None
120	Fully Extended IO Period (Remaining)	Recalculation	None
121	Fully Extended Loan Term (Initial)	Recalculation	None
122	Fully Extended Loan Term (Remaining)	Recalculation	None
123	Fully Extended Maturity Date	Loan Agreement	None
124	Future Debt Permitted (Y/N)	Loan Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
125	Permitted Future Debt Type	Loan Agreement	None
126	Grace Period Default (Days)	Loan Agreement	None
127	Grace Period Late (Days)	Loan Agreement	None
128	Initial Prepayment Provision	Loan Agreement	None
129	Remaining Call Protection (Cut-off Date)	Recalculation	None
130	Original Yield Maintenance or Minimum Interest Term	Loan Agreement	None
131	Rate for Prepayment Protection	Loan Agreement	None
132	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement	None
133	Lien Position	Title Policy	None
134	Recourse	Guaranty Agreement, Loan Agreement	None
135	Recourse Provisions	Guaranty Agreement, Loan Agreement	None
136	Recourse Carveout Guarantor	Guaranty Agreement	None
137	Borrower	Loan Agreement	None
138	Sponsor (3)	Loan Agreement, Guaranty Agreement	None
139	Affiliated Sponsor (Y/N)	Recalculation	None
140	Tenants-in-common (Y/N)	Loan Agreement	None
141	Ownership Interest	Title Policy	None
142	Ground Lease (Y/N)	Title Policy	None
143	Annual Ground Lease Payment ($)	Ground Lease	None
144	Ground Lease Initial Expiration Date	Ground Lease	None
145	Ground Lease Extension (Y/N)	Ground Lease	None
146	# of Ground Lease Extension Options	Ground Lease	None
147	Ground Lease Expiration Date with Extensions	Ground Lease	None
148	Lockbox Type	Loan Agreement	None
149	Cash Management Type	Loan Agreement, Cash Management Agreement	None
150	Cash Management Trigger Event	Loan Agreement, Cash Management Agreement	None
151	Tax Escrow (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
152	Tax Escrow (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
153	Tax Escrow (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
154	Springing Tax Escrow Description	Loan Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
155	Insurance Escrow (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
156	Insurance Escrow (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
157	Insurance Escrow (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
158	Springing Insurance Escrow Description	Loan Agreement	None
159	Replacement Reserve (Upfront)($)	Loan Agreement, Settlement Statement	$1.00
160	Replacement Reserve (Cut-off Date)($)	Servicing Report, Settlement Statement	$1.00
161	Replacement Reserve (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
162	Replacement Reserve Cap($)	Loan Agreement	$1.00
163	Springing Replacement Reserve Description	Loan Agreement	None
164	TI/LC Reserve (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
165	TI/LC Reserve (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
166	TI/LC Reserve (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
167	TI/LC Reserve Cap($)	Loan Agreement	$1.00
168	Springing TI/LC Reserve Description	Loan Agreement	None
169	Environmental Reserve (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
170	Environmental Reserve (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
171	Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
172	Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
173	Debt Service Reserve (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
174	Debt Service Reserve (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
175	Debt Service Reserve (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
176	Debt Service Reserve Cap($)	Loan Agreement	$1.00
177	Springing Debt Service Reserve Description	Loan Agreement	None
178	Other Reserves (Upfront)($)	Loan Agreement, Settlement Statement	$1.00
179	Other Reserves (Cut-Off Date)($)	Servicing Report, Settlement Statement	$1.00
180	Other Reserves (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
181	Other Reserves Cap ($)	Loan Agreement	$1.00
182	Other Reserves Description	Loan Agreement	None
183	Other Reserves 2 (Upfront)($)	Loan Agreement, Settlement Statement	$1.00
184	Other Reserves 2 (Cut-Off Date)($)	Servicing Report, Settlement Statement	$1.00
185	Other Reserves 2 (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
186	Other Reserves 2 Cap ($)	Loan Agreement	$1.00
187	Other Reserves 2 Description	Loan Agreement	None
188	Third Most Recent As Of Period	Underwriting File	1 Day
189	Third Most Recent Revenues	Underwriting File	$1.00
190	Third Most Recent Expenses	Underwriting File	$1.00
191	Third Most Recent NOI	Underwriting File	$1.00
192	Third Most Recent NCF	Underwriting File	$1.00
193	Second Most Recent As Of Period	Underwriting File	1 Day
194	Second Most Recent Revenues	Underwriting File	$1.00
195	Second Most Recent Expenses	Underwriting File	$1.00
196	Second Most Recent NOI	Underwriting File	$1.00
197	Second Most Recent NCF	Underwriting File	$1.00
198	Most Recent As Of Period	Underwriting File	1 Day
199	Most Recent Revenues	Underwriting File	$1.00
200	Most Recent Expenses	Underwriting File	$1.00
201	Most Recent NOI	Underwriting File	$1.00
202	Most Recent NCF	Underwriting File	$1.00
203	Mortgage Loan Most Recent NOI DSCR	Recalculation	None
204	Mortgage Loan Most Recent NCF DSCR	Recalculation	None
205	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Recalculation	None
206	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Recalculation	None
207	Collateral Interest Most Recent NOI DSCR	Recalculation	None
208	Collateral Interest Most Recent NCF DSCR	Recalculation	None
209	Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Recalculation	None
210	Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Recalculation	None
211	Underwritten Occupancy (%)	Underwriting File	0.10%
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
212	Underwritten Revenues ($)	Underwriting File	$1.00
213	Underwritten Expenses ($)	Underwriting File	$1.00
214	Underwritten NOI ($)	Underwriting File	$1.00
215	Underwritten Reserves ($)	Underwriting File	$1.00
216	Underwritten NCF ($)	Underwriting File	$1.00
217	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	Recalculation	None
218	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	Recalculation	None
219	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	Recalculation	None
220	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	Recalculation	None
221	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Recalculation	None
222	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Recalculation	None
223	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Recalculation	None
224	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Recalculation	None
225	Underwritten Stabilized Occupancy (%)	Underwriting File	0.10%
226	Underwritten Stabilized Revenues ($)	Underwriting File	$1.00
227	Underwritten Stabilized Expenses ($)	Underwriting File	$1.00
228	Underwritten Stabilized NOI ($)	Underwriting File	$1.00
229	Underwritten Stabilized Reserves ($)	Underwriting File	$1.00
230	Underwritten Stabilized NCF ($)	Underwriting File	$1.00
231	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Recalculation	None
232	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Recalculation	None
233	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Recalculation	None
234	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Recalculation	None
235	Collateral Interest Underwritten Stabilized NOI DSCR	Recalculation	None
236	Collateral Interest Underwritten Stabilized NCF DSCR	Recalculation	None
237	Collateral Interest Underwritten Stabilized NOI Debt Yield	Recalculation	None
238	Collateral Interest Underwritten Stabilized NCF Debt Yield	Recalculation	None
239	Appraisal Stabilized Occupancy (%)	Underwriting File	0.10%
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
240	Appraisal Stabilized Revenues ($)	Underwriting File	$1.00
241	Appraisal Stabilized Expenses ($)	Underwriting File	$1.00
242	Appraisal Stabilized NOI ($)	Underwriting File	$1.00
243	Appraisal Stabilized Reserves ($)	Underwriting File	$1.00
244	Appraisal Stabilized NCF ($)	Underwriting File	$1.00
245	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Recalculation	None
246	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Recalculation	None
247	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Recalculation	None
248	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Recalculation	None
249	Collateral Interest Appraisal Stabilized NOI DSCR	Recalculation	None
250	Collateral Interest Appraisal Stabilized NCF DSCR	Recalculation	None
251	Collateral Interest Appraisal Stabilized NOI Debt Yield	Recalculation	None
252	Collateral Interest Appraisal Stabilized NCF Debt Yield	Recalculation	None
253	Engineering Report Date	Engineering Report	None
254	Environmental Report Date (Phase I)	Environmental Report	None
255	Environmental Report Date (Phase II)	Environmental Report	None
256	Environmental Insurance (Y/N)	Insurance Binder, Environmental Report	None
257	Seismic Report Date	Seismic Report, Engineering Report	None
258	Seismic PML %	Seismic Report, Engineering Report	None
259	Seismic Insurance Obtained if PML ≥ 20% (Y/N)	Seismic Report, Engineering Report	None
260	Subordinate Debt (Y/N)	Subordinate Debt Loan Agreement, Loan Agreement	None
261	Subordinate Debt Type	Subordinate Debt Loan Agreement, Loan Agreement	None
262	Subordinate Debt Margin	Subordinate Debt Loan Agreement, Loan Agreement	None
263	Subordinate Debt Interest Rate	Subordinate Debt Loan Agreement, Loan Agreement	None
264	Subordinate Debt Cut-off Date Balance ($)	Subordinate Debt Loan Agreement, Loan Agreement	None
265	Total Debt Cut-off Date Balance ($)	Recalculation	None
266	Total Debt Cut-off Date As-Is LTV	Recalculation	None
267	Total Debt Cut-off Date UW NCF DSCR	Recalculation	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
268	Total Debt Cut-off Date UW NOI DY	Recalculation	None
269	As-Is Appraisal Valuation Date	Appraisal Report	None
270	Appraisal Firm	Appraisal Report	None
271	As-Is Appraised Value ($)	Appraisal Report	None
272	Stabilized Appraised Value ($)	Appraisal Report	None
273	Appraisal Anticipated Stabilization Date	Appraisal Report	None
274	USPAP Appraisal (Y/N)	Appraisal Report	None
275	FIRREA Appraisal (Y/N)	Appraisal Report	None
276	Mortgage Loan Cut-off Date As-Is LTV Ratio	Recalculation	None
277	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	Recalculation	None
278	Collateral Interest Cut-off Date As-Is LTV Ratio	Recalculation	None
279	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Recalculation	None
280	Single-Tenant (Y/N)	Underwriting File	None
281	Property Manager	Management Agreement	None
282	Largest Tenant Name	Underwriting File	None
283	Largest Tenant Square Feet	Underwriting File	None
284	Largest Tenant Square Feet %	Recalculation	None
285	Largest Tenant Expiration Date	Underwriting File	None
286	2nd Largest Tenant Name	Underwriting File	None
287	2nd Largest Tenant Square Feet	Underwriting File	None
288	2nd Largest Tenant Square Feet %	Recalculation	None
289	2nd Largest Tenant Expiration Date	Underwriting File	None
290	3rd Largest Tenant Name	Underwriting File	None
291	3rd Largest Tenant Square Feet	Underwriting File	None
292	3rd Largest Tenant Square Feet %	Recalculation	None
293	3rd Largest Tenant Expiration Date	Underwriting File	None
294	4th Largest Tenant Name	Underwriting File	None
295	4th Largest Tenant Square Feet	Underwriting File	None
296	4th Largest Tenant Square Feet %	Recalculation	None
297	4th Largest Tenant Expiration Date	Underwriting File	None
298	5th Largest Tenant Name	Underwriting File	None
299	5th Largest Tenant Square Feet	Underwriting File	None
300	5th Largest Tenant Square Feet %	Recalculation	None
301	5th Largest Tenant Expiration Date	Underwriting File	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Loan File Review Procedures	EXHIBIT A

(1)	For the Mortgage Loan Asset identified in Final Data File with a Collateral Interest Number of “9.00”, we were instructed by the representatives of the Company to use a capex support file listing recent capital expenditures for the purposes of Specified Attribute 14.

(2)	For the Mortgaged Properties identified in Final Data File with a Collateral Interest Number of “19.01,” and “19.02”, we were instructed by the representatives of the Company to allocate the balances in Specified Attributes 24, 26, and 27 based on each such mortgaged property’s square footage.

(3)	For the Mortgage Loan Asset identified in Final Data File with a Collateral Interest Number of “8.00”, we were instructed by the representatives of the Company to use the organizational chart from the Loan Agreement for the purposes of Specified Attribute 138.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Recalculation Methodology	EXHIBIT B

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
25	Mortgage Loan Commitment Original Balance / Unit ($)	For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Commitment Original Balance ($) and (ii) Number of Units.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Commitment Original Balance / Unit ($) for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
28	Mortgage Loan Commitment Cut-off Date Balance ($)	Sum of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($).
30	Mortgage Loan Cut-off Date Balance / Unit ($)	For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Number of Units.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Cut-off Date Balance / Unit ($) for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
33	Mortgage Loan Balloon Balance ($)	Set equal to Mortgage Loan Commitment Cut-off Date Balance ($).
34	Mortgage Loan Balloon Balance / Unit ($)	For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) Number of Units.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Balloon Balance / Unit ($) for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
35	Mortgage Loan Annual Debt Service Payment (IO) ($)

For the Mortgage Loan Assets, the product of (A) Mortgage Loan Cut-off Date Balance ($), (B) Mortgage Loan Cut-off Date Interest Rate and (C) Interest Accrual Basis.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Annual Debt Service Payment (IO) ($) for each such mortgaged property is set equal to blank.

36	Mortgage Loan Annual Debt Service Payment (P&I) ($)	Set equal to Mortgage Loan Annual Debt Service Payment (IO) ($).

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
37	Mortgage Loan Annual Debt Service Payment (Cap) ($)

For the Mortgage Loan Assets, the product of (A) Mortgage Loan Cut-off Date Balance ($), (B) Mortgage Loan Rate Cap and (C) Interest Accrual Basis.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Annual Debt Service Payment (Cap) ($) for each such mortgaged property is set equal to blank.

39	Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Set equal to Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($).
40	Aggregate Collateral Interest Cut-off Date Balance %	Quotient of (i) Collateral Interest Cut-off Date Balance ($) and (ii) aggregate Collateral Interest Cut-off Date Balance ($) for all the Mortgage Loan Assets.
41	Collateral Interest Balloon Balance ($)	Set equal to Collateral Interest Cut-off Date Balance ($).
42	Collateral Interest Annual Debt Service Payment (IO) ($)

For the Mortgage Loan Assets, the quotient of (i) product of (A) Collateral Interest Cut-off Date Balance ($) and (B) Mortgage Loan Annual Debt Service Payment (IO) ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Annual Debt Service Payment (IO) ($) for each such mortgaged property is set equal to blank.

43	Collateral Interest Annual Debt Service Payment (P&I) ($)	Set equal to Collateral Interest Annual Debt Service Payment (IO) ($).
44	Collateral Interest Annual Debt Service Payment (Cap) ($)

For the Mortgage Loan Assets, the quotient of (i) product of (A) Collateral Interest Cut-off Date Balance ($) and (B) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Annual Debt Service Payment (Cap) ($) for each such mortgaged property is set equal to blank.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
45	Pari Passu Funded Amount

For the Mortgage Loan Assets, the difference between (i) Mortgage Loan Cut-off Date Balance ($) and (ii) sum of (A) Collateral Interest Cut-off Date Balance ($), (B) the amounts listed as previously securitized balances under Pari Passu Balance in Other Securitization and (C) Junior Participation Cut-off Date Balance.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Pari Passu Funded Amount for each such mortgaged property is set equal to blank.

69	Mortgage Loan Cut-off Date Interest Rate

For the Mortgage Loan Assets, the greater of (i) sum of (A) Mortgage Loan Margin and (B) Index Rate Assumption applying, if applicable, the Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction and (ii) Mortgage Loan Rate Floor.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Cut-off Date Interest Rate for each such mortgaged property is set equal to blank.

70	Mortgage Loan Rate Floor

For the Mortgage Loan Assets, the sum of (i) Mortgage Loan Margin and (ii) Mortgage Loan Index Floor.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Rate Floor for each such mortgaged property is set equal to blank.

71	Mortgage Loan Rate Cap

For the Mortgage Loan Assets, the sum of (i) Mortgage Loan Margin and (ii) Mortgage Loan Index Cap.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Rate Cap for each such mortgaged property is set equal to blank.

72	Collateral Interest Cut-off Date Interest Rate	Set equal to Mortgage Loan Cut-off Date Interest Rate.
73	Collateral Interest Rate Floor	Set equal to Mortgage Loan Rate Floor.
74	Collateral Interest Rate Cap	Set equal to Mortgage Loan Rate Cap.
75	Junior Participation Cut-off Date Interest Rate

For the Mortgage Loan Assets, the greater of (i) sum of (A) Junior Participation Cut-off Date Margin and (B) Index Rate Assumption (subject to rounding conventions), if applicable, and (ii) Junior Participation Rate Floor.

For the Mortgage Loan Assets where Junior Participation Cut-off Date Balance is equal to 0, set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Junior Participation Cut-off Date Interest Rate for each such mortgaged property is set equal to blank.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
76	Junior Participation Rate Floor

For the Mortgage Loan Assets, the sum of (i) Junior Participation Cut-off Date Margin and (ii) junior participation index floor per the Participation Agreement, if applicable.

For the Mortgage Loan Assets where Junior Participation Cut-off Date Balance is equal to 0, set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Junior Participation Rate Floor for each such mortgaged property is set equal to blank.

77	Junior Participation Rate Cap

For the Mortgage Loan Assets, the sum of (i) Junior Participation Cut-off Date Margin and (ii) junior participation index cap per the Participation Agreement, if applicable.

For the Mortgage Loan Assets where Junior Participation Cut-off Date Balance is equal to 0, set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Junior Participation Rate Cap for each such mortgaged property is set equal to blank.

80	Initial IO Period (Remaining)

For the Mortgage Loan Assets, the difference between (i) Initial IO Period and (ii) Seasoning (months).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Initial IO Period (Remaining) for each such mortgaged property is set equal to blank.

81	Original Loan Term (Initial)

For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Initial Maturity Date or Anticipated Repayment Date.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Original Loan Term (Initial) for each such mortgaged property is set equal to blank.

82	Original Loan Term (Remaining)

For the Mortgage Loan Assets, the difference between (i) Original Loan Term (Initial) and (ii) Seasoning (months).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Original Loan Term (Remaining) for each such mortgaged property is set equal to blank.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
85	Seasoning (months)

For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date. In no event will Seasoning (months) be less than 0.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Seasoning (months) for each such mortgaged property is set equal to blank.

94	First Extension Floor

For the Mortgage Loan Assets, set equal to Mortgage Loan Index Floor, if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the First Extension Floor for each such mortgaged property is set equal to blank.

97	First Extension Fee

For the Mortgage Loan Assets, the product of (i) Mortgage Loan Commitment Cut-off Date Balance ($) and (ii) First Extension Fee (%), if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the First Extension Fee for each such mortgaged property is set equal to blank.

100	Second Extension Floor

For the Mortgage Loan Assets, set equal to Mortgage Loan Index Floor, if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Second Extension Floor for each such mortgaged property is set equal to blank.

103	Second Extension Fee

For the Mortgage Loan Assets, the product of (i) Mortgage Loan Commitment Cut-off Date Balance ($) and (ii) Second Extension Fee (%), if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Second Extension Fee for each such mortgaged property is set equal to blank.

106	Third Extension Floor

For the Mortgage Loan Assets, set equal to Mortgage Loan Index Floor, if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Third Extension Floor for each such mortgaged property is set equal to blank.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
109	Third Extension Fee

For the Mortgage Loan Assets, the product of (i) Mortgage Loan Commitment Cut-off Date Balance ($) and (ii) Third Extension Fee (%), if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Third Extension Fee for each such mortgaged property is set equal to blank.

112	Fourth Extension Floor

For the Mortgage Loan Assets, set equal to Mortgage Loan Index Floor, if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fourth Extension Floor for each such mortgaged property is set equal to blank.

115	Fourth Extension Fee

For the Mortgage Loan Assets, the product of (i) Mortgage Loan Commitment Cut-off Date Balance ($) and (ii) Fourth Extension Fee (%), if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fourth Extension Fee for each such mortgaged property is set equal to blank.

116	Exit Fee ($)

For the Mortgage Loan Assets, the product of (i) Mortgage Loan Commitment Cut-off Date Balance ($) and (ii) Exit Fee %.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Exit Fee ($) for each such mortgaged property is set equal to blank.

120	Fully Extended IO Period (Remaining)

For the Mortgage Loan Assets, the difference between (i) Fully Extended IO Period (Initial) and (ii) Seasoning (months).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Extended IO Period (Remaining) for each such mortgaged property is set equal to blank.

121	Fully Extended Loan Term (Initial)

For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Fully Extended Maturity Date.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Extended Loan Term (Initial) for each such mortgaged property is set equal to blank.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
122	Fully Extended Loan Term (Remaining)

For the Mortgage Loan Assets, the difference between (i) Fully Extended Loan Term (Initial) and (ii) Seasoning (months).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Extended Loan Term (Remaining) for each such mortgaged property is set equal to blank.

129	Remaining Call Protection (Cut-off Date)

For the Mortgage Loan Assets, the Initial Prepayment Provision adjusted by the Seasoning (months).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Remaining Call Protection (Cut-off Date) for each such mortgaged property is set equal to blank.

139	Affiliated Sponsor (Y/N)

For the Mortgage Loan Assets, a recalculation in which borrower relationships were identified based on shared Sponsor names. Affiliated Sponsor (Y/N) groups were then assigned numbers based on the descending order of aggregate Collateral Interest Cut-off Date Balance ($) of the related group (starting with Yes - Group 1).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Affiliated Sponsor (Y/N) for each such mortgaged property is set equal to blank.

203	Mortgage Loan Most Recent NOI DSCR	For the Mortgage Loan Assets, the quotient of (i) Most Recent NOI and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($), if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Most Recent NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
204	Mortgage Loan Most Recent NCF DSCR	For the Mortgage Loan Assets, the quotient of (i) Most Recent NCF and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($), if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Most Recent NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
205	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Most Recent NOI and (ii) Mortgage Loan Cut-off Date Balance ($), if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
206	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Most Recent NCF and (ii) Mortgage Loan Cut-off Date Balance ($), if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
207	Collateral Interest Most Recent NOI DSCR

For the Mortgage Loan Assets, the quotient of (1) Most Recent NOI and (2) the product of (i) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($), if applicable, and (ii) quotient of (a) the difference between (x) Mortgage Loan Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance, and (b) Mortgage Loan Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Most Recent NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
208	Collateral Interest Most Recent NCF DSCR	For the Mortgage Loan Assets, the quotient of (1) Most Recent NCF and (2) the product of (i) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($), if applicable, and (ii) quotient of (a) the difference between (x) Mortgage Loan Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance, and (b) Mortgage Loan Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Most Recent NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
209	Cut-off Date Collateral Interest Most Recent NOI Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Most Recent NOI and (ii) the difference between (A) Mortgage Loan Cut-off Date Balance ($) and (B) Junior Participation Cut-off Date Balance.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Cut-off Date Collateral Interest Most Recent NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

210	Cut-off Date Collateral Interest Most Recent NCF Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Most Recent NCF and (ii) the difference between (A) Mortgage Loan Cut-off Date Balance ($) and (B) Junior Participation Cut-off Date Balance.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Cut-off Date Collateral Interest Most Recent NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

217	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI ($) and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($). For the Mortgage Loan Assets identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of "Tapestry Patterson Lane," "745 Fifth Avenue," "The Avery," "Adria," "Maren," "169 Pulaski" and "Fifth Avenue Hotel", we were instructed by the representatives of the Company to assume that the Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR for each such Mortgage Loan Asset is equal to 1.00.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
218	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF ($) and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($). For the Mortgage Loan Assets identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of "Tapestry Patterson Lane," "745 Fifth Avenue," "The Avery," "Adria," "Maren," "169 Pulaski" and "Fifth Avenue Hotel", we were instructed by the representatives of the Company to assume that the Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR for each such Mortgage Loan Asset is equal to 1.00.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
219	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Assets with negative Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield, set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

220	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Assets with negative Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield, set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
221	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	For the Mortgage Loan Assets, the quotient of (1) Underwritten NOI ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($), if applicable, and (ii) quotient of (a) the difference between (x) Mortgage Loan Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance, and (b) Mortgage Loan Cut-off Date Balance ($). For the Mortgage Loan Assets identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of "Tapestry Patterson Lane," "745 Fifth Avenue," "The Avery," "Adria," "Maren," "169 Pulaski" and "Fifth Avenue Hotel", we were instructed by the representatives of the Company to assume that the Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR for each such Mortgage Loan Asset is equal to 1.00.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Cut-off Date Balance Underwritten NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
222	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	For the Mortgage Loan Assets, the quotient of (1) Underwritten NCF ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($), if applicable, and (ii) quotient of (a) the difference between (x) Mortgage Loan Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance, and (b) Mortgage Loan Cut-off Date Balance ($). For the Mortgage Loan Assets identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of "Tapestry Patterson Lane," "745 Fifth Avenue," "The Avery," "Adria," "Maren," "169 Pulaski" and "Fifth Avenue Hotel", we were instructed by the representatives of the Company to assume that the Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR for each such Mortgage Loan Asset is equal to 1.00.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Cut-off Date Balance Underwritten NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
223	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI ($) and (ii) the difference between (A) Mortgage Loan Cut-off Date Balance ($) and (B) Junior Participation Cut-off Date Balance, if applicable.

For the Mortgage Loan Assets with negative Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield, set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

224	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF ($) and (ii) the difference between (A) Mortgage Loan Cut-off Date Balance ($) and (B) Junior Participation Cut-off Date Balance, if applicable.

For the Mortgage Loan Assets with negative Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield, set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
231	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR

For the Mortgage Loan Assets, the quotient of (1) Underwritten Stabilized NOI ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) quotient of (a) Mortgage Loan Commitment Cut-off Date Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “The Foundry”, we have taken Mortgage Loan Index Cap of 3.3000o% for the purpose of calculating Mortgage Loan Annual Debt Service Payment (Cap) ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

232	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR

For the Mortgage Loan Assets, the quotient of (1) Underwritten Stabilized NCF ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) quotient of (a) Mortgage Loan Commitment Cut-off Date Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “The Foundry”, we have taken Mortgage Loan Index Cap of 3.30000% for the purpose of calculating Mortgage Loan Annual Debt Service Payment (Cap) ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

233	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten Stabilized NOI ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
234	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten Stabilized NCF ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
235	Collateral Interest Underwritten Stabilized NOI DSCR

For the Mortgage Loan Assets, the quotient of (1) Underwritten Stabilized NOI ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($), if applicable, and (ii) quotient of (a) the difference between (x) Mortgage Loan Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance, and (b) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “The Foundry”, we have taken Mortgage Loan Index Cap of 3.30000% for the purpose of calculating Mortgage Loan Annual Debt Service Payment (Cap) ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Underwritten Stabilized NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

236	Collateral Interest Underwritten Stabilized NCF DSCR

For the Mortgage Loan Assets, the quotient of (1) Underwritten Stabilized NCF ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($), if applicable, and (ii) quotient of (a) the difference between (x) Mortgage Loan Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance, and (b) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “The Foundry”, we have taken Mortgage Loan Index Cap of 3.30000% for the purpose of calculating Mortgage Loan Annual Debt Service Payment (Cap) ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Underwritten Stabilized NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
237	Collateral Interest Underwritten Stabilized NOI Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Underwritten Stabilized NOI ($) and (ii) the difference between (A) Mortgage Loan Cut-off Date Balance ($) and (B) Junior Participation Cut-off Date Balance, if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Underwritten Stabilized NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

238	Collateral Interest Underwritten Stabilized NCF Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Underwritten Stabilized NOI ($) and (ii) the difference between (A) Mortgage Loan Cut-off Date Balance ($) and (B) Junior Participation Cut-off Date Balance, if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Underwritten Stabilized NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

245	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR

For the Mortgage Loan Assets, the quotient of (1) Appraisal Stabilized NOI ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) quotient of (a) Mortgage Loan Commitment Cut-off Date Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “The Foundry”, we have taken Mortgage Loan Index Cap of 3.30000% for the purpose of calculating Mortgage Loan Annual Debt Service Payment (Cap) ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
246	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR

For the Mortgage Loan Assets, the quotient of (1) Appraisal Stabilized NCF ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) quotient of (a) Mortgage Loan Commitment Cut-off Date Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “The Foundry”, we have taken Mortgage Loan Index Cap of 3.30000% for the purpose of calculating Mortgage Loan Annual Debt Service Payment (Cap) ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

247	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Appraisal Stabilized NOI ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
248	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Appraisal Stabilized NCF ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
249	Collateral Interest Appraisal Stabilized NOI DSCR

For the Mortgage Loan Assets, the quotient of (1) Appraisal Stabilized NOI ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($), if applicable, and (ii) quotient of (a) the difference between (x) Mortgage Loan Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance, and (b) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “The Foundry”, we have taken Mortgage Loan Index Cap of 3.30000% for the purpose of calculating Mortgage Loan Annual Debt Service Payment (Cap) ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Appraisal Stabilized NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

250	Collateral Interest Appraisal Stabilized NCF DSCR

For the Mortgage Loan Assets, the quotient of (1) Appraisal Stabilized NCF ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($), if applicable, and (ii) quotient of (a) the difference between (x) Mortgage Loan Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance, and (b) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of “The Foundry”, we have taken Mortgage Loan Index Cap of 3.30000% for the purpose of calculating Mortgage Loan Annual Debt Service Payment (Cap) ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Appraisal Stabilized NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

251	Collateral Interest Appraisal Stabilized NOI Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Appraisal Stabilized NOI ($) and (ii) the difference between (A) Mortgage Loan Cut-off Date Balance ($) and (B) Junior Participation Cut-off Date Balance, if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Appraisal Stabilized NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
252	Collateral Interest Appraisal Stabilized NCF Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Appraisal Stabilized NCF ($) and (ii) the difference between (A) Mortgage Loan Cut-off Date Balance ($) and (B) Junior Participation Cut-off Date Balance, if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Appraisal Stabilized NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

265	Total Debt Cut-off Date Balance ($)

For the Mortgage Loan Assets, the sum of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Subordinate Debt Cut-off Date Balance ($). For the Mortgage Loan Assets with a Subordinate Debt Cut-off Date Balance ($) amount of "N/A", is set equal to Mortgage Loan Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Total Debt Cut-off Date Balance ($) for each such mortgaged property is set equal to blank.

266	Total Debt Cut-off Date As-Is LTV	For the Mortgage Loan Assets, the quotient of (i) Total Debt Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Total Debt Cut-off Date As-Is LTV for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
267	Total Debt Cut-off Date UW NCF DSCR	For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF ($) and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($). For the Mortgage Loan Assets identified in the Final Data File with a Subordinate Debt (Y/N) value of "Yes", we were instructed by the representatives of the Company to add to clause (ii) of this procedure the product of (a) Subordinate Debt Cut-off Date Balance ($), (b) Subordinate Debt Interest Rate, subject to subordinate debt floor and cap and (c) 365/360. For the Mortgage Loan Assets identified in the Final Data File with a Collateral Interest/Mortgaged Property Name of "Tapestry Patterson Lane," "745 Fifth Avenue," "The Avery," "Adria," "Maren," "169 Pulaski" and "Fifth Avenue Hotel", we were instructed by the representatives of the Company to assume that the Total Debt Cut-off Date UW NCF DSCR for each such Mortgage Loan Asset is equal to 1.00.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Total Debt Cut-off Date UW NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
268	Total Debt Cut-off Date UW NOI DY

For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI ($) and (ii) Total Debt Cut-off Date Balance ($).

For the Mortgage Loan Assets with negative Total Debt Cut-off Date UW NOI DY, set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Total Debt Cut-off Date UW NOI DY for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.

276	Mortgage Loan Cut-off Date As-Is LTV Ratio	For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Cut-off Date As-Is LTV Ratio for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
277	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Commitment Cut-off Date Balance ($) and (ii) Stabilized Appraised Value ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
278	Collateral Interest Cut-off Date As-Is LTV Ratio	For the Mortgage Loan Assets, the quotient of (i) the difference between (1) Mortgage Loan Cut-off Date Balance ($) and (2) Junior Participation Cut-off Date Balance, and (ii) As-Is Appraised Value ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Cut-off Date As-Is LTV Ratio for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
279	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	For the Mortgage Loan Assets, the quotient of (i) the difference between (1) Mortgage Loan Commitment Cut-off Date Balance ($) and (2) Junior Participation Cut-off Date Balance, and (ii) Stabilized Appraised Value ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Commitment Maturity Date Stabilized LTV Ratio for each such mortgaged property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
284	Largest Tenant Square Feet %	For the Mortgaged Properties, the quotient of (i) Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Mortgaged Properties and Mortgage Loan Assets for which the Property Type for such Mortgaged Property and Mortgage Loan Asset, respectively, was equal to " Multifamily" or “Hospitality” (as set forth in the Final Data File). For the Mortgage Loan Assets with a Largest Tenant Square Feet amount of "Various", is set equal to "Various".
288	2nd Largest Tenant Square Feet %	For the Mortgaged Properties, the quotient of (i) 2nd Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Mortgaged Properties and Mortgage Loan Assets for which the Property Type for such Mortgaged Property and Mortgage Loan Asset, respectively, was equal to " Multifamily" or “Hospitality” (as set forth in the Final Data File). For the Mortgage Loan Assets with a 2nd Largest Tenant Square Feet amount of "Various", is set equal to "Various".
292	3rd Largest Tenant Square Feet %	For the Mortgaged Properties, the quotient of (i) 3rd Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Mortgaged Properties and Mortgage Loan Assets for which the Property Type for such Mortgaged Property and Mortgage Loan Asset, respectively, was equal to " Multifamily" or “Hospitality” (as set forth in the Final Data File). For the Mortgage Loan Assets with a 3rd Largest Tenant Square Feet amount of "Various", is set equal to "Various".
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
296	4th Largest Tenant Square Feet %	For the Mortgaged Properties, the quotient of (i) 4th Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Mortgaged Properties and Mortgage Loan Assets for which the Property Type for such Mortgaged Property and Mortgage Loan Asset, respectively, was equal to " Multifamily" or “Hospitality” (as set forth in the Final Data File). For the Mortgage Loan Assets with a 4th Largest Tenant Square Feet amount of "Various", is set equal to "Various".
300	5th Largest Tenant Square Feet %	For the Mortgaged Properties, the quotient of (i) 5th Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Mortgaged Properties and Mortgage Loan Assets for which the Property Type for such Mortgaged Property and Mortgage Loan Asset, respectively, was equal to " Multifamily" or “Hospitality” (as set forth in the Final Data File). For the Mortgage Loan Assets with a 5th Largest Tenant Square Feet amount of "Various", is set equal to "Various".
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

FS Rialto 2026-FL11 Issuer, LLC Additional Company Provided Attributes	EXHIBIT C

Exhibit C – Additional Company Provided Attributes

Collateral Interest Number	Specified Attribute
9.00	Insurance Escrow (Monthly)($); Springing Insurance Escrow Description

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000